Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2017-A MONTHLY SERVICER CERTIFICATE For the collection period ended 03/31/2017	PAGE 1

A.	DATES	Begin	End	# days

1	Payment Date		4/17/2017
2	Collection Period	2/2/2017	3/31/2017	58
3	Monthly Interest Period-Actual	3/15/2017	4/16/2017	33
4	Monthly Interest - Scheduled	3/15/2017	4/14/2017	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	83,000,000.00	83,000,000.00	-	-	23,393,261.82	59,606,738.18	0.7181535
6	Class A-2 Notes	260,000,000.00	260,000,000.00	-	-	-	260,000,000.00	-
7	Class A-3 Notes	255,000,000.00	255,000,000.00	-	-	-	255,000,000.00	1.0000000
8	Class A-4 Notes	76,029,000.00	76,029,000.00	-	-	-	76,029,000.00	1.0000000
9	Total Class A Notes	674,029,000.00	674,029,000.00	0.00	0.00	23,393,261.82	650,635,738.18
10	Class B Notes	30,181,000.00	30,181,000.00	-	-	-	30,181,000.00	1.0000000

11	Total Notes	$704,210,000.00	704,210,000.00	$0.00	$0.00	$23,393,261.82	680,816,738.18

	Overcollateralization
12	Exchange Note	20,120,476.71	20,120,478.71				24,627,491.26
13	Series 2017-A Notes	80,481,164.08	80,481,164.08				80,946,360.11

14	Total Overcollateralization	100,601,640.79	100,601,642.79				105,573,851.37
15	Total Target Overcollateralization	$112,673,629.71	112,673,629.71				112,673,629.71

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		0.87000%	66,192.50	0.7975000	23,393,261.82	281.8465280	0.00
17	Class A-2 Notes		1.68000%	364,000.00	1.4000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.13000%	452,625.00	1.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes		2.32000%	146,989.40	1.9333333	0.00	0.0000000	0.00
20	Total Class A Notes			1,029,806.90	1.5278377	23,393,261.82	34.7066103	0.00
21	Class B Notes		2.48000%	62,374.07	2.0666668	0.00	0.0000000	0.00

22	Totals			1,092,180.97	1.5509308	23,393,261.82	33.2191560	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	784,691,164.08	784,691,164.08	761,763,098.29

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	5.50%	5.50%
25	Aggregate Securitization Value	804,811,640.79	786,390,589.55
26	Aggregate Base Residual Value (Not Discounted)	550,037,251.21	546,860,526.87

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	-	-
28	Turn-in Ratio on Scheduled Terminations			N/A

		Units	Securitization Value
29	Securitization Value — Beginning of Period	32,522	804,811,640.79
30	Depreciation/Payments		(13,775,617.40)
31	Gross Credit Losses	(16)	(307,134.73)
32	Early Terminations — Regular	-	-
33	Scheduled Terminations — Returned	(1)	(16,614.75)
34	Payoff Units & Lease Reversals	(146)	(4,321,684.36)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	32,359	786,390,589.55

World Omni Automobile Lease Securitization Trust 2017-A MONTHLY SERVICER CERTIFICATE For the collection period ended 03/31/2017	PAGE 2

C.	SERVICING FEE

37	Servicing Fee Due	1,318,996.86

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,318,996.86

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,024,058.20
41	Beginning Reserve Account Balance	4,024,058.20
42	Ending Reserve Account Balance	4,024,058.20

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	32,222	99.69%	782,904,091.68
44	31 - 60 Days Delinquent	88	0.27%	2,253,324.85
45	61 - 90 Days Delinquent	14	0.04%	353,612.59
46	91 -120 Days Delinquent	0	0.00%	0
47	121+ Days Delinquent	0	0.00%	0

48	Total	32,324	100.00%	785,511,029.12

49	Total 61+ Delinquent as % End of Period Securitization Value				0.04%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.70%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1	16,614.75
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(21,416.52)
54	Less: Excess Wear and Tear Received in Current Period		-
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(4,801.77)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.01%
58	Prior Period Net Residual Losses/(Gains) Ratio		N/A
59	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
60	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Four Month Average		N/A

62	Beginning Cumulative Net Residual Losses		-
63	Current Period Net Residual Losses		(4,801.77)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(4,801.77)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	16	307,134.73
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(313,974.83)

68	Current Period Net Credit Losses/(Gains)		(6,840.10)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.01%
70	Prior Period Net Credit Losses/(Gains) Ratio		N/A
71	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
72	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Four Month Average		N/A

74	Beginning Cumulative Net Credit Losses		-
75	Current Period Net Credit Losses		(6,840.10)

76	Ending Cumulative Net Credit Losses		(6,840.10)

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2017-A MONTHLY SERVICER CERTIFICATE For the collection period ended 03/31/2017	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	21,319,790.42
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	17,587.44
80	Liquidation Proceeds, Recoveries & Expenses	120,977.20
81	Insurance Proceeds	192,997.63
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	3,829.08
83	Payoff Payments	4,204,679.57
84	All Other Payments Received	-

85	Collected Amounts	25,859,861.34

86	Investment Earnings on Collection Account	8,896.38

87	Total Collected Amounts - Available for Distribution	25,868,757.72

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	1,318,996.86
89	Interest on the Exchange Note - to the Trust Collection Account	1,621,695.07
90	Principal on the Exchange Note - to the Trust Collection Account	22,928,065.79
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	-
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	25,868,757.72

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	24,549,760.86

95	Investment Earnings on Reserve Account	1,631.77

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	24,551,392.63

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	65,949.84
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,029,806.90
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	62,374.07
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	23,393,261.82
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	-

108	Total Distributions	24,551,392.63

	CREDIT RISK RETENTION INFORMATION

109	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

		Fair Value	Fair Value
110	Class of Securities	(in millions)	(as a percentage)
111	Class A Notes	$674.00	84.80%
112	Class B Notes	$30.18	3.80%
113	Certificates	$90.65	11.41%
114	Total	$794.83	100.00%

115	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.